Capital structure (Details)		12 Months Ended
	Sep. 15, 2014 item	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Nov. 03, 2014	Nov. 02, 2014
Capital Structure
Shares issued as a result of exercises of share options by employees and a consultant		157,429	85,706	356,736
Class B ordinary shares
Capital Structure
Number of votes entitled per share | item	10
ADS
Capital Structure
ADS ratio to ordinary shares					5	2
Class A ordinary shares
Capital Structure
Number of votes entitled per share | item	1
Shares issued as a result of exercises of share options by employees and a consultant		157,429	85,706	356,736
Issuance of ordinary shares as a result of vesting of shares awards (in shares)		1,481,693	1,102,773	1,322,560